Subsidiaries and Associates - Summary of Consolidated Subsidiaries (Details)	12 Months Ended
Mar. 31, 2023 subsidiary
Disclosure of subsidiaries [line items]
Number of immaterial subsidiaries	140
Takeda Argentina S.A.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Austria GmbH
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Manufacturing Austria AG
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Baxalta Innovations GmbH
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Distribuidora Ltda.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Pharma Ltda.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Canada Inc.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda (China) Holdings Co., Ltd.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda (China) International Trading Co., Ltd.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Tianjin Takeda Pharmaceuticals Co., Ltd
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda France S.A.S.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda GmbH
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Ireland Limited
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Shire Pharmaceuticals International Unlimited Company
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Shire Acquisitions Investments Ireland Designated Activity Company
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Shire Ireland Finance Trading Limited
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Italia S.p.A.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Pharmaceuticals Korea Co., Ltd.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Mexico S.A.de C.V.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Nederland B.V.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Pharmaceuticals Limited Liability Company
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Development Center Asia, Pte. Ltd.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Manufacturing Singapore
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Farmaceutica Espana S.A.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Pharma AB
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Pharmaceuticals International AG
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Baxalta Manufacturing, S.a.r.l.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Pharma AG
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda UK Limited
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Pharmaceuticals U.S.A., Inc.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
ARIAD Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Vaccines, Inc.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Development Center Americas, Inc.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Baxalta Incorporated
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Dyax Corp.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Ventures, Inc.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Baxalta US Inc.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Shire Human Genetic Therapies, Inc.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Biolife Plasma Services LP
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%
Takeda Manufacturing U.S.A., Inc.
Disclosure of subsidiaries [line items]
Ownership of Voting Rights (%)	100.00%